Non-current liabilities - lease liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Non-current lease liabilities [Abstract]
Non-Current Liabilities - Lease Liabilities
	31-Dec-25	30-Jun-25
	$'000	$'000

Lease liability	184	267